UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 1999

Check here if Amendment  [ X ] ;  Amendment Number:       1
       This Amendment  (Check only one.):   [ X ]  is a restatement.
                                            [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Forum Investment Advisors, LLC
Address:              Two Portland Square
                      Portland, Maine 04101


Form 13F File Number:          28-05247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 David I. Goldstein
Title:                Secretary
Phone:                (207) 879 - 1900

Signature, Place, and Date of Signing:

 /s/ David I. Goldstein               Portland, ME               4/26/00


Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:               2

Form 13F Information Table Entry Total          124

Form 13F Information Table Value Total       $98,119
                                           (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.       Form 13F File Number             Name

 1         28-03192                         Davis Hamilton Jackson & Assoc. L.P.

 2         28-02951                         Beutel Goodman Capital Management



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
------------------------------------------------------------------------------------------------------------------------------------
         Item 1            Item 2     Item 3     Item 4     Item 5           Item 6              Item 7           Item 8
     Name of Issuer        Title      Cusip     Mkt. Value  Shares    Investment Discretion       Mgrs.      Voting Authority
                             of       Number    x $1,000              Sole     Shared   Other            Sole      Shared     None
                           Class                                      (A)       (B)      (C)              (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

AFLAC Incorporated       Common     001055102         401    8,500                        X         1                8,500
AT&T Corporation         Common     001957109         761   15,000               X                      15,000
AT&T Corporation         Common     001957109         655   12,900                        X         1               12,900
Abbott Laboratories      Common     002824100         581   16,000               X                      16,000
Adobe Systems Inc        Common     00724F101         457    6,800                        X         1                6,800
Air Products & Chemicals Common     009158106         537   16,000               X                      16,000
Allergan Inc.            Common     018490102         468    9,400                        X         1                9,400
America Online Inc       Common     02364J104         702    9,300                        X         1                9,300
American Home Products   Common     026609107         552   14,000               X                      14,000
American Int'l Group     Common     026874107       1,081   10,000               X                      10,000
American Int'l Group     Common     026874107         622    5,750                        X         1                5,750
American Power ConversionCommon     029066107         609   23,100                        X         1               23,100
American Power ConversionCommon     029066107       1,788   67,800                        X         2               67,800
Anheuser-Busch Cos.      Common     035229103         532    7,500                        X         1                7,500
Apache Corporation       Common     037411105         484   13,100                        X         1               13,100
Automatic Data ProcessingCommon     053015103         431    8,000               X                       8,000
Bank of America Corp     Common     060505104         459    9,136               X                       9,136
Bank of America Corp     Common     060505104         342    6,823                        X         1                6,823
Baxter International Inc.Common     071813109       1,219   19,400                        X         2               19,400
Bed Bath & Beyond, Inc.  Common     075896100         518   14,900                        X         1               14,900
Berkshire Hathaway - B   Common     084670207         287      157               X                         157
Bowater Inc.             Common     102183100         760   14,000                        X         2               14,000
Bristol-Myers Squibb Co. Common     110122108         725   11,300                        X         1               11,300
Burlington Resources, IncCommon     122014103         876   26,500                        X         2               26,500
Champion International   Common     158525105         954   15,400                        X         2               15,400
Cisco Systems Inc        Common     17275R102       1,211   11,300                        X         1               11,300
Cintas Corp              Common     172908105         372    7,000                        X         1                7,000
Citigroup Inc            Common     172967101         808   14,550                        X         1               14,550
Clear Channel Communicat.Common     184502102         553    6,200                        X         1                6,200
Columbia HCA Healthcare  Common     197677107         777   26,500                        X         2               26,500
Computer Sciences Corp   Common     205363104         568    6,000               X                       6,000
Comverse Technology Inc  Common     205862402         767    5,300                        X         1                5,300
Conoco Inc               Common     208251306         309   12,500                        X         1               12,500
Conoco Inc - Class B     Common     208251405         214    8,596               X                       8,596
Cooper Cameron Corp.     Common     216640102       1,155   23,600                        X         2               23,600
Dana Corporation         Common     235811106         727   24,300                        X         2               24,300
Walt Disney Company      Common     254687106         439   15,000               X                      15,000
RR Donnelley & Sons      Common     257867101         926   37,300                        X         2               37,300


Du Pont (E.I.) de NemoursCommon     263534109         269    4,086               X                       4,086
Duke Energy Corp         Common     264399106         967   19,300                        X         2               19,300
EMC Corporation          Common     268648102       1,114   10,200                        X         1               10,200
Edison International     Common     281020107       1,273   48,600                        X         2               48,600
El Paso Energy Corp      Common     283905107       1,250   32,200                        X         2               32,200
Electronic Data Systems  Common     285661104         803   12,000                        X         2               12,000
Enron Corp               Common     293561106         843   19,000                        X         1               19,000
Exxon Mobil Corp.        Common     30231G102         967   12,000               X                      12,000
Exxon Imperial Corp      Common     30231G102         959   11,900                        X         1               11,900
FNMA                     Common     313586109         624   10,000               X                      10,000
FNMA                     Common     313586109         549    8,800                        X         1                8,800
Federated Dept. Stores   Common     31410H101       1,188   23,500                        X         2               23,500
First Data Corp          Common     319963104         819   16,600                        X         1               16,600
First Data Corp          Common     319963104       1,351   27,400                        X         2               27,400
First Union Corporation  Common     337358105         833   25,400                        X         2               25,400
Fiserv, Inc.             Common     337738108         862   22,500               X                      22,500
GTE Corporation          Common     362320103       1,404   19,900                        X         2               19,900
Gannett Company, Inc.    Common     364730101         954   11,700                        X         2               11,700
General Electric Company Common     369604103       1,548   10,000               X                      10,000
General Electric Co      Common     369604103       1,919   12,400                        X         1               12,400
Goodrich (B.F.) Company  Common     382388106         685   24,900                        X         2               24,900
Hercules, Inc.           Common     427056106         917   32,900                        X         2               32,900
Home Depot Inc           Common     437076102       1,193   17,400                        X         1               17,400
Household International  Common     441815107       1,021   27,400                        X         2               27,400
Ingersoll-Rand Company   Common     456866102       1,063   19,300                        X         2               19,300
Intel Corp               Common     458140100         667    8,100                        X         1                8,100
Intel Corp               Common     458140100         757    9,200                        X         2                9,200
IBM Corp                 Common     459200101         810    7,500               X                       7,500
IBM Corp                 Common     459200101         529    4,900                        X         1                4,900
Intimate Brands Inc      Common     461156101         439   10,170                        X         1               10,170
Johnson & Johnson        Common     478160104         745    8,000               X                       8,000
Johnson & Johnson        Common     478160104         950   10,200                        X         1               10,200
Estee Lauder Companies   Common     518439104         726   14,400                        X         1               14,400
Lexmark International    Common     529771107         462    5,100                        X         1                5,100
Linear Technology Corp   Common     535678106         365    5,100                        X         1                5,100
Lucent Technologies, Inc.Common     549463107         938   12,540                        X         1               12,540
MBIA Inc.                Common     55262C100         956   18,100                        X         2               18,100
MGIC Investment Corp.    Common     552848103         867   14,400                        X         2               14,400
Marsh & McLennan Cos. IncCommon     571748102         995   10,400                        X         1               10,400
Marsh & McLennan Cos. IncCommon     571748102       1,196   12,500                        X         2               12,500
McDonald's Corporation   Common     580135101         516   12,800                        X         1               12,800


Merck & Company Inc      Common     589331107         925   13,800               X                      13,800
Merck & Company Inc      Common     589331107         583    8,700                        X         1                8,700
Merrill Lynch            Common     590188108         835   10,000               X                      10,000
Microsoft Corporation    Common     594918104       1,763   15,100                        X         1               15,100
Morgan St Dean Witter&Co Common     617446448         956    6,700                        X         1                6,700
Motorola, Inc.           Common     620076109       1,045    7,100                        X         1                7,100
Nike, Inc. - CL B        Common     654106103         694   14,000               X                      14,000
Nucor Corporation        Common     670346105         987   18,000                        X         2               18,000
Omnicom Group Inc        Common     681919106       1,000   10,000                        X         1               10,000
Oracle Corporation       Common     68389X105       1,681   15,000               X                      15,000
Oracle Corporation       Common     68389X105         818    7,300                        X         1                7,300
Pall Corp.               Common     696429307         912   42,300                        X         2               42,300
Paychex, Inc.            Common     704326107         592   14,800                        X         1               14,800
PepsiCo                  Common     713448108         388   11,000               X                      11,000
Procter & Gamble Co.     Common     742718109         975    8,900                        X         1                8,900
Providian Financial Corp Common     74406A102         401    4,400                        X         1                4,400
Reliant Energy Inc       Common     75952J108         320   14,000                        X         1               14,000
Royal Dutch Petroleum    Common     780257804         888   14,700                        X         2               14,700
SBC Communications, Inc. Common     78387G103         497   10,200               X                      10,200
SBC Communications, Inc. Common     78387G103         970   19,900                        X         1               19,900
SBC Communications, Inc. Common     78387G103         746   15,302                        X         2               15,302
SLM Holding Corp         Common     78442A109         870   20,600                        X         2               20,600
Schering-Plough Corp.    Common     806605101         489   11,600                        X         1               11,600
Schlumberger Ltd.        Common     806857108         506    9,000               X                       9,000
Siebel Systems Inc       Common     826170102         403    4,800                        X         1                4,800
Solectron Corp           Common     834182107         457    4,800                        X         1                4,800
Southern Company, The    Common     842587107       1,046   44,500                        X         2               44,500
SouthTrust Corp          Common     844730101       1,044   27,600                        X         2               27,600
Symbol Technologies      Common     871508107       1,375   21,625                        X         1               21,625
Synopsys Inc             Common     871607107         434    6,500                        X         1                6,500
Tandy Corporation        Common     875382103         526   10,700                        X         1               10,700
Texas Instruments, Inc.  Common     882508104         475    4,900                        X         1                4,900
Tricon Global RestaurantsCommon     895953107         773   20,000               X                      20,000
United Technologies Corp.Common     913017109         780   12,000               X                      12,000
Viacom, Inc., Class B    Common     925524308         919   15,200                        X         1               15,200
Vitesse Semiconductor    Common     928497106         566   10,800                        X         1               10,800
Vodafone Airtouch plc ADRCommon     92857T107         990   20,000               X                      20,000
Wal-Mart Stores Inc      Common     931142103       1,092   15,800                        X         1               15,800
Washington Mutual Inc    Common     939322103         541   20,800                        X         2               20,800
Waste Management Inc     Common     94106L109         808   47,000                        X         2               47,000
Waters Corp              Common     941848103         445    8,400                        X         1                8,400


Wells Fargo Company      Common     949746101         728   18,000               X                      18,000
Whirlpool Corporation    Common     963320106       1,165   17,900                        X         2               17,900
Daimler Chrysler AG      Common     D1668R123         732    9,352               X                       9,352
Transocean Sedco Forex   Common     G90078109          59    1,742               X                       1,742

                     124                           98,119
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